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                          DRINKER BIDDLE & REATH LLP
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                                 215-988-2700
                               FAX: 215-988-2757

                                April 22, 1999

Via Edgar Transmission
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

             Re: The Kent Funds
                 Post-Effective Amendment No. 26
                 File Nos. 33-8398; 811-4824
                 -------------------------------

Ladies and Gentlemen:

     On behalf of The Kent Funds (the "Trust"), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

     (i) the form of prospectus and statement of additional information of the Lyon Street Institutional Money Market Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 26 to the Trust's registration statement on Form N-1A; and

     (ii) the text of Post-Effective Amendment No. 26 has been filed electronically.

     Questions and comments regarding the foregoing may be addressed to the undersigned at 215-988-1146.

                                       Sincerely,

                                       /s/ Diana E. McCarthy
                                       Diana E. McCarthy